Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total

January 1, 2021	5,103	185	41,000	46,289
Acquisitions	—	13	—	13
Additional considerations	—	—	—	—
Disposals	—	—	—	—
Amortizations	(1,039) (1)	(70)	—	(1,109)
Transfers	—	—	—	—

June 30, 2021	4,064	128	41,000	45,193

January 1, 2022	3,161	29	41,000	44,192
Acquisitions	—	—	—	—
Additional considerations	—	—	—	—
Disposals	—	—	—	—
Amortizations	(940) (1)	—	—	(940)
Transfers	—	—	—	—

June 30, 2022	2,221	29	41,000	43,260
(1) As of June 30,2021, this amount related in its entirety to the amortization of rights related to the monalizumab. As of June 30, 2022, this amount includes the amortization of rights related to the monalizumab for an amount of €903 thousand.